Financial Instruments - Summary of Details of Assets and Liabilities Considered under Level 3 Classification (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cumulative gain in OCI on sale of investments	₨ 30	₨ 2,848
IntSights Cyber Intelligence Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year	₨ 1,150	₨ 7,573